Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
WealthTrust DBS Long Term Growth ETF
Shareholder Report [Line Items]
Fund Name	WealthTrust DBS Long Term Growth ETF
Class Name	WealthTrust DBS Long Term Growth ETF
Trading Symbol	WLTG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WealthTrust DBS Long Term Growth ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wealthtrustetf.com. You can also contact us at (844) 444-3863.
Additional Information Phone Number	(844) 444-3863
Additional Information Website	wealthtrustetf.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WealthTrust DBS Long Term Growth ETF	$36	0.67%¹

¹	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67% [1]
Net Assets	$ 44,270,433
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 119,122
Investment Company, Portfolio Turnover	118.12%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Net Assets	$44,270,433
Number of Holdings	38
Total Advisory Fee Paid	$119,122
Portfolio Turnover Rate	118.12%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Invesco QQQ Trust Series	11.38%
iShares Russell 1000 ETF	6.91%
Amazon.com, Inc.	4.66%
Meta Platforms, Inc.	4.60%
Invesco S&P 500® Equal Weight ETF	4.00%
Netflix, Inc.	3.94%
Royal Caribbean Cruises	3.27%
Alphabet, Inc. Class A	3.25%
SPDR Gold Shares	3.13%
Nvidia Corp.	2.87%

[1]	Annualized.